SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Office Equipment [Member]
Property Plant and Equipment Useful Life	3 years
Furniture and Fixtures [Member]
Property Plant and Equipment Useful Life	5 years